Annual Total Returns [BarChart] - AMG River Road Dividend All Cap Value Fund - CLASS N SHARES	Feb. 01, 2021
Bar Chart Table:
Annual Return 2011	5.05%
Annual Return 2012	9.06%
Annual Return 2013	32.05%
Annual Return 2014	9.13%
Annual Return 2015	(4.80%)
Annual Return 2016	20.19%
Annual Return 2017	8.78%
Annual Return 2018	(7.65%)
Annual Return 2019	23.14%
Annual Return 2020	(2.16%)